FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that are measured at fair value level on a recurring basis within the fair value hierarchy as at March 31, 2021 and March 31, 2020 that are not otherwise disclosed. The assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value as at March 31, 2021
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$118,735	$-	$-	$118,735
Short-term investments - money market instruments	64,545	-	-	64,545
Investments in public companies	13,444	-	-	13,444
Investments in private companies	-	-	2,289	2,289

	Fair value as at March 31, 2020
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$65,777	$-	$-	$65,777
Short-term investments - money market instruments	53,430	-	-	53,430
Investments in public companies	6,633	-	-	6,633
Investments in private companies	-	-	2,117	2,117

Schedule of Remaining Contractual Maturities of Financial Liabilities

In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following summarizes the remaining contractual maturities of the Company’s financial liabilities.

		March 31, 2021		March 31, 2020
	Within a year	2-5 years	Total	Total
Accounts payable and accrued liabilities	30,298	-	30,298	23,129
Lease obligation	657	1,084	1,741	2,069
	$30,955	$1,084	$32,039	$25,198

Schedule of Currency Risk Affect Net Income

The Company currently does not engage in foreign exchange currency hedging. The Company’s exposure to currency risk affect net income is summarized as follows:

	March 31, 2021	March 31, 2020
Financial assets denominated in U.S. Dollars	$58,610	$60,534
Financial liabilities denominated in U.S. Dollars	$52	$-